Equity Capital Structure and Equity Incentive Plan	6 Months Ended
Jun. 30, 2025
Retirement Benefits [Abstract]
Equity Capital Structure and Equity Incentive Plan

8. Equity Capital Structure and Equity Incentive Plan:

The Company’s authorized common and preferred stock consists of 450,000,000 common shares and 50,000,000 preferred shares of which 1,000,000 are authorized as Series A Preferred Shares.

On June 20, 2024, the Company paid $2,500 for the redemption of 100,000 shares of our Series A Cumulative Convertible Preferred Stock (formerly NASDAQ Cap Mkts: PXSAP). Upon this redemption, 100,000 PXSAP shares were cancelled by the Company and the Company’s obligation to pay dividends in respect of these shares ceased. After this partial redemption, which resulted in a reduction of 446,429 in fully-diluted common shares, there are 303,631 PXSAP shares outstanding as of June 30, 2024, which are convertible into 1,355,496 common shares, if fully converted. On October 20, 2024 all remaining outstanding Series A Preferred Shares were redeemed at the Liquidation Preference of $25 per share for an aggregate payment of $7.6 million in cash.

As of December 31, 2024 and June 30, 2025, the Company had a total of 10,553,399 and 10,485,865 common shares issued and outstanding, respectively. Furthermore, as of December 31, 2024 and June 30, 2025, the Company had outstanding warrants which amounted to 1,592,465 (NASDAQ Cap Mkts: PXSAW), which have an exercise price of $5.60. The Company has also issued to the placement agent 107,143 and 1,986 non-tradeable warrants for the purchase of common shares, which can be exercised commencing one hundred eighty (180) days after the closing date, or on August 23, 2021 and expire on the five-year anniversary of the closing date, or on February 24, 2026. The initial exercise price per common share was $8.75 and $5.60, respectively. As of December 31, 2024 and June 30, 2025 all the respective non-tradeable underwriter’s warrants remain outstanding.

In October, 2015, our Board approved, and the Company adopted our EIP for common shares. The maximum aggregate number of shares of common stock that may be delivered pursuant to awards granted under the Plan during the ten-year term of the Plan will be 15% of the then-issued and outstanding number of shares of our common stock under the EIP, the Company’s employees, officers, directors and service providers are entitled to receive options to acquire the Company’s common stock. The EIP is administered by the nominating and corporate governance committee of our Board or such other committee of the Board as may be designated by the Board. Under the terms of the EIP, the Company’s Board is able to grant, (a) non-qualified stock options, (b) stock appreciation rights, (c) restricted stock, (d) restricted stock units, (e) unrestricted stock grants, (f) other equity-based or equity-related awards and (g) dividend equivalents. No award may be granted under the EIP after the tenth anniversary of the date the EIP was adopted by our Board.

PYXIS TANKERS INC.

Notes to the unaudited interim Condensed Consolidated Financial Statements

(Expressed in thousands of U.S. Dollars, except for share and per share data)

8.	Equity Capital Structure and Equity Incentive Plan: - Continued:

On May 11, 2023 our Nominating & Corporate Governance Committee signed the resolution to grant the issuance of a total of 55,000 restricted common shares to certain employees, board members and Company affiliates under the active EIP. The restricted shares had vesting periods up to November 2024. The fair value of the restricted shares based on the closing price on the grant date was $201.

In November 2024, our Board of Directors approved the issuance of a total of 72,500 restricted common shares under the existing EIP to certain employees, board members and Company affiliates. The restricted shares have a vesting period of 12 months ending November 2025. The fair value of the restricted shares based on the closing price on the grant date was $301.

A non–cash charge of $17 and $142 was recognized ratably from the grant date over the vesting period as compensation cost in General and administrative expenses of the accompanying Consolidated Statement of Comprehensive Income/(Loss) for the six month period ended June 30, 2024 and 2025, respectively. As of December 31, 2024 and June 30, 2025, the total unrecognized cost relating to restricted share awards was $254 and $112 with weighted-average period for the non-vested awards of eleven and five months, respectively.

Restricted stock during the six month period ended June 30, 2025 is analyzed as follows:

	Number of Shares	Weighted Average Grant Date Price
Outstanding at December 31, 2024	72,500	$4.15
Granted	—	—
Vested	—	—
Forfeited or expired	—	—
Outstanding at June 30, 2025	72,500	$4.15

The fair value of the restricted shares has been determined with reference to the closing price of the Company’s stock on the date the agreements were signed. The aggregate compensation cost is being recognized ratably in the interim Condensed Consolidated Statement of Comprehensive Income/(Loss) over the respective vesting periods.